Schedule 1 - COMPANY STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 1,740,235	$ 2,075,441	[1]
Other intangible assets	933,030	1,049,103	[1]
Derivative financial instrument assets	1,540	6,121	[1]
Non-current assets	4,392,103	5,067,798	[1]
Current assets
Derivative financial instrument assets	565
Trade and other receivables	607,835	663,467	[1]
Cash and cash equivalents	293,823	514,078	[1]	$ 916,488	$ 585,416
Current assets	972,607	1,252,935	[1]
Total assets	5,364,710	6,320,733	[1]
Current liabilities
Trade and other payables	532,627	669,149	[1]
Borrowings	454,151	438,114	[1]
Current liabilities	1,221,956	1,266,387	[1]
Non-current liabilities
Borrowings	3,056,696	2,906,288	[1]
Non-current liabilities	3,795,400	3,694,116	[1]
Total liabilities	5,017,356	4,960,503	[1]
EQUITY
Stated capital	5,394,812	5,311,953	[1]
Accumulated losses	(5,293,394)	(3,317,652)	[1]
Other reserves	8,430	(861,271)	[1]
Total equity	347,354	1,360,230	[1]	1,743,556	1,224,191
Total equity and liabilities	5,364,710	6,320,733	[1]
Parent Company
Non-current assets
Property, plant and equipment	26	23
Other intangible assets	1,357	514
Investments in subsidiaries	5,508,489	5,479,157
Amounts due from related parties	774,066	781,299
Derivative financial instrument assets	230	1,821
Non-current assets	6,284,168	6,262,814
Current assets
Amounts due from related parties	322,830	351,675
Derivative financial instrument assets	565
Trade and other receivables	16,964	17,858
Cash and cash equivalents	67,335	245,373		554,100	135,115
Current assets	407,694	614,906
Total assets	6,691,862	6,877,720
Current liabilities
Trade and other payables	14,035	14,783
Borrowings	10,200	9,847
Amounts due to related parties	336,510	642,593
Current liabilities	360,745	667,223
Non-current liabilities
Borrowings	1,358,290	1,354,624
Financial guarantees	2,357	0
Non-current liabilities	1,360,647	1,354,624
Total liabilities	1,721,392	2,021,847
EQUITY
Stated capital	5,394,812	5,311,953
Accumulated losses	(617,504)	(730,396)
Other reserves	193,162	274,316
Total equity	4,970,470	4,855,873		$ 5,173,263	$ 4,992,183
Total equity and liabilities	$ 6,691,862	$ 6,877,720

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.